SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 197,928	$ 369,018
Written off	(54,440)
(Reversal)/Additions	243,229	(171,090)
Balance at end of the year	$ 386,717	$ 197,928